Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of financial assets and financial liabilities
	Financial assets at amortized cost	Financial assets at fair value through profit or loss
		Level 1	Level 2	Level 3	Subtotal financial assets	Non- financial assets	Total
June 30, 2022
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	34,109	4,364	-	-	38,473	10,662	49,135
Investment in financial assets:
- Public companies’ securities	-	1,546	-	-	1,546	-	1,546
- Bonds	-	1,769	-	-	1,769	-	1,769
- Mutual funds	-	16,128	-	-	16,128	-	16,128
- Others	114	385	-	-	499	-	499
Derivative financial instruments:
- Crops options contracts	-	304	-	-	304	-	304
- Crops futures contracts	-	2,227	-	-	2,227	-	2,227
- Foreign-currency options contracts	-	70	-	-	70	-	70
- Foreign-currency future contracts	-	264	-	-	264	-	264
Restricted assets (i)	466	-	-	-	466	-	466
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	18,262	-	-	-	18,262	-	18,262
- Short-term investments	-	16,649	-	-	16,649	-	16,649
Total assets	52,951	43,706	-	-	96,657	10,662	107,319

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss
		Level 1	Level 2	Level 3	Subtotal financial liabilities	Non- financial liabilities	Total
June 30, 2022
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	24,853	-	-	-	24,853	10,667	35,520
Borrowings (Note 22)	141,431	-	-	-	141,431	-	141,431
Derivative financial instruments:
- Crops options contracts	-	177	103	-	280	-	280
- Crops futures contracts	3	481	-	-	484	-	484
- Foreign-currency options contracts	-	163	-	-	163	-	163
- Foreign-currency future contracts	-	139	-	-	139	-	139
- Swaps	-	39	16	-	55	-	55
Total liabilities	166,287	999	119	-	167,405	10,667	178,072
	Financial assets at amortized cost	Financial assets at fair value through profit or loss
		Level 1	Level 2	Level 3	Subtotal financial assets	Non- financial assets	Total
June 30, 2021
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	38,471	2,454	-	-	40,925	15,546	56,471
Investment in financial assets:
- Public companies’ securities	-	1,825	-	-	1,825	-	1,825
- Bonds	-	1,345	-	-	1,345	-	1,345
- Mutual funds	-	62	-	-	62	-	62
- Others	180	993	-	79	1,252	-	1,252
Derivative financial instruments:
- Crops options contracts	-	293	-	-	293	-	293
- Crops futures contracts	-	253	-	-	253	-	253
- Foreign-currency options contracts	-	80	-	-	80	-	80
- Foreign-currency future contracts	-	515	-	-	515	-	515
- Swaps	-	-	20	-	20	-	20
Restricted assets (i)	331	-	-	-	331	-	331
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	10,680	-	-	-	10,680	-	10,680
- Short-term investments	-	34,463	-	-	34,463	-	34,463
Total assets	49,662	42,283	20	79	92,044	15,546	107,590
		Financial liabilities at fair value through profit or loss
	Financial liabilities at amortized cost	Level 1	Level 2	Level 3	Subtotal financial liabilities	Non- financial liabilities	Total
June 30, 2021
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	25,363	-	-	-	25,363	10,443	35,806
Borrowings (Note 22)	194,594	-	-	-	194,594	-	194,594
Derivative financial instruments:
- Crops options contracts	-	269	156	-	425	-	425
- Crops futures contracts	-	1,176	-	-	1,176	-	1,176
- Foreign-currency options contracts	-	52	-	-	52	-	52
- Crops options contracts	-	20	-	-	20	-	20
- Swaps	-	82	95	-	177	-	177
Total liabilities	219,957	1,599	251	-	221,807	10,443	232,250

Schedule of book value of financial instruments recognized
	06.30.22			06.30.21
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	41,776	(3,303)	38,473	45,758	(4,833)	40,925
Financial liabilities
Trade and other payables	28,156	(3,303)	24,853	30,196	(4,833)	25,363

Schedule of income, expense, gains and losses on financial instruments
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2022
Interest income	1,286	-	1,286
Interest and discount generated by operating assets	1,429	-	1,429
Interest expenses	(14,067)	-	(14,067)
Foreign exchange, net	29,449	-	29,449
Dividends income	2	-	2
Fair value gain on financial assets at fair value through profit or gain	-	5,906	5,906
Gain from repurchase of Non-convertible Notes	1,456	-	1,456
Loss on financial instruments derived from commodities	-	(2,358)	(2,358)
Loss from derivative financial instruments, net	-	(1,440)	(1,440)
Other financial costs	(1,068)	-	(1,068)
Net result (i)	18,487	2,108	20,595

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2021
Interest income	1,075	-	1,075
Interest and discount generated by operating assets	5,059	-	5,059
Interest expenses	(23,297)	-	(23,297)
Foreign exchange, net	17,192	-	17,192
Dividends income	2	-	2
Fair value gain on financial assets at fair value through profit or gain	-	16,543	16,543
Loss from repurchase of Non-convertible Notes	(41)	-	(41)
Loss on financial instruments derived from commodities	-	(7,463)	(7,463)
Loss from derivative financial instruments, net	-	(782)	(782)
Other financial costs	(2,222)	-	(2,222)
Net result (i)	(2,232)	8,298	6,066
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2020
Interest income	721	-	721
Interest and discount generated by operating assets	3,183	-	3,183
Interest expenses	(23,786)	-	(23,786)
Foreign exchange, net	(24,906)	-	(24,906)
Dividends income	33	-	33
Fair value loss on financial assets at fair value through profit or gain	-	2,347	2,347
Gain from repurchase of Non-convertible Notes	226	-	226
Gain on financial instruments derived from commodities	-	1,081	1,081
Loss from derivative financial instruments, net	-	(3,429)	(3,429)
Other financial costs	(1,609)	-	(1,609)
Net result (i)	(46,138)	(1)	(46,139)

Schedule of changes in Level 3 instruments
	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' securities	Investments in financial assets - Others	Investments in financial assets - Warrants	Total
Balance as of June 30, 2020	(49)	7,164	571	349	8,035
Currency translation adjustment	-	-	(7)	-	(7)
Write off	49	(7,164)	(500)	(349)	(7,964)
Gains recognized in the year (i)	-	-	15	-	15
Balance as of June 30, 2021	-	-	79	-	79
Currency translation adjustment	-	-	(8)	-	(8)
Write off	-	-	(96)	-	(96)
Gains recognized in the year (i)	-	-	25	-	25
Balance as of June 30, 2022	-	-	-	-	-

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments - Swaps	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-